Filed with the Securities and Exchange Commission on May 11, 2012

Securities Act of 1933 File No. 33-76566

Investment Company Act of 1940 File No. 811-8416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /x/

Pre-Effective Amendment No.

Post-Effective Amendment No. 34

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/

Amendment No. 35

(Check appropriate box or boxes.)

TOUCHSTONE VARIABLE SERIES TRUST FILE NOS. 811-8416 AND 33-76566

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(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

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(Address of Principal Executive Offices) Zip Code

Registrant's Telephone Number, including Area Code (513) 878-4066

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Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202

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(Name and Address of Agent for Service)

With Copy to: John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective

(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 11th day of May 2012.

TOUCHSTONE VARIABLE SERIES TRUST

By: /s/ Jill T. McGruder

        Jill T. McGruder

        President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	May 11, 2012

Phillip R. Cox

*	Trustee	May 11, 2012

H. Jerome Lerner

*	Trustee	May 11, 2012

John P. Zanotti

*	Trustee	May 11, 2012

Donald C. Siekmann

*	Trustee	May 11, 2012

Susan J. Hickenlooper

/s/ Jill T. McGruder
	Trustee and President	May 11, 2012
Jill T. McGruder

/s/ Terrie A. Wiedenheft
	Controller, Treasurer	May 11, 2012
Terrie A. Wiedenheft	and Principal Financial
Officer

*By: /s/ Terrie A. Wiedenheft

        Terrie A. Wiedenheft

       (Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase